Shareholder's Deficit (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 09, 2021	Aug. 20, 2021	Jul. 20, 2021	Jun. 30, 2021	Mar. 18, 2021	Jun. 30, 2020
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, shares authorized				100,000,000
Ordinary shares, par value				$ 0.01
Ordinary shares, shares issued				10,000
Share split, description				the board of directors approved a share split of the Company’s authorized number of Ordinary Shares at a ratio of 1,000-for-1.
Common stock, shares authorized				100,000,000,000		100,000,000,000
Common stock, par value				$ 0.00001		$ 0.00001
Common stock, shares outstanding				10,000,000		10,000,000
Common Stock, Shares, Issued				10,000,000		10,000,000
Sale of Stock, Price Per Share	$ 9.5
Principal amount					$ 3,250,000
Ordinary shares reserved, description				(i) 1,235,074 Ordinary Shares, and (ii) on each January 1, starting with January 1, 2022, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of Ordinary Shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of Ordinary Shares as may be determined by the board of directors.
Granted issuance of option	1,235,074
Option granted to director	46,755
Option exercisable per share	$ 9.5
Vesting percentage	25.00%
Over vesting year	10 years
Warrants outstanding;				$ 57,500
Warrants issued				$ 57,500
Subsequent Event [Member]
Shareholder's Deficit (Details) [Line Items]
Principal amount			$ 342,105
Ordinary shares, par value			$ 9.5
Public offering warrants, description			the Company issued warrants equal to 2.5% of the shares issued in the Public Offering, totaling 57,500 units to the placement agents for the offering. The warrants carry a term of five years, and shall not be exercisable for a period of 180 days from the closing of the Public Offering and shall be exercisable at a price equal to $10.45 per share.
Aggregated fair value of warrants			$ 270,000
Market value of underlying stock price			$ 9.27
Risk free rate			0.68%
Expected term			5 years
Exercise price of warrants			$ 10.45
Volatility rate			65.24%
Expected future dividends
Mr. Yat-Gai Au [Member]
Shareholder's Deficit (Details) [Line Items]
Convertible loans outstanding					$ 3,250,000
IPO [Member] | Subsequent Event [Member]
Shareholder's Deficit (Details) [Line Items]
Consummated shares			2,300,000
Sale of Stock, Price Per Share			$ 9.5
Gross proceeds			$ 21,850,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Shareholder's Deficit (Details) [Line Items]
Consummated shares		325,000	325,000
Additional proceeds received			$ 2,850,000